Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 128,600	SFr 146,700
Offsetting	(117,300)	(137,100)
of which counterparty netting	(96,900)	(113,800)
of which cash collateral netting	(20,400)	(23,300)
Total net derivatives subject to enforceable master netting agreements	11,300	9,600
Total derivatives not subject to enforceable master netting agreements	3,900	5,200
Total net derivatives presented in the consolidated balance sheets	15,200	14,800
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	42,300	49,400
Securities sold under repurchase agreements, offsetting	(22,500)	(31,500)
Securities sold under repurchase agreements, net	19,800	17,900
Securities lending transactions, gross	4,200	7,100
Securities lending transactions, offsetting	(600)	(2,300)
Securities lending transactions, net	3,600	4,800
Obligation to return securities received as collateral, at fair value, gross	39,400	37,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	39,400	37,000
Total subject to enforceable master netting agreements, gross	85,900	93,500
Total subject to enforceable master netting agreements, offsetting	(23,100)	(33,800)
Total subject to enforceable master netting agreements, net	62,800	59,700
Total not subject to enforceable master netting agreements	3,500	4,900
Total, gross	89,400	98,400
Total, net	66,300	64,600
of which reported at fair value	14,828	15,262
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,300	9,600
Derivatives, financial instruments	1,400	2,100
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	9,900	7,500
Securities sold under repurchase agreements, net	19,800	17,900
Securities sold under repurchase agreements, financial instruments	19,700	17,900
Securities sold under repurchase agreements, cash collateral received/pledged	100	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	3,600	4,800
Securities lending transactions, financial instruments	3,200	4,400
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	400	400
Obligation to return securities received as collateral, at fair value, net	39,400	37,000
Obligation to return securities received as collateral, financial instruments	34,300	32,700
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	5,100	4,300
Total financial liabilities subject to enforceable master netting agreements, net	74,100	69,300
Total financial liabilities subject to enforceable master netting agreements, financial instruments	58,600	57,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	15,400	12,200
Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,200	14,700
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	100
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(23,100)	(33,800)
Total, gross	47,700	60,300
Total, net	24,600	26,500
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	41,700	38,100
Total, net	41,700	38,100
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,600	5,800
Offsetting	(5,800)	(5,400)
Total net derivatives subject to enforceable master netting agreements	800	400
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	400
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	107,200	130,900
Offsetting	(99,000)	(122,100)
Total net derivatives subject to enforceable master netting agreements	8,200	8,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,200	8,800
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,800	10,000
Offsetting	(12,500)	(9,600)
Total net derivatives subject to enforceable master netting agreements	2,300	400
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,300	400
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	65,700	81,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,800	1,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	60,600	79,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	200
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	31,300	34,800
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	31,100	34,600
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,400	21,500
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,200	11,700
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,200	9,800
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,500	8,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,600	3,800
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,900	4,700
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700	900
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	400	900
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	0
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	128,700	147,000
Offsetting	(117,400)	(137,400)
of which counterparty netting	(96,900)	(113,800)
of which cash collateral netting	(20,500)	(23,600)
Total net derivatives subject to enforceable master netting agreements	11,300	9,600
Total derivatives not subject to enforceable master netting agreements	3,900	5,200
Total net derivatives presented in the consolidated balance sheets	15,200	14,800
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	42,300	49,400
Securities sold under repurchase agreements, offsetting	(22,500)	(31,500)
Securities sold under repurchase agreements, net	19,800	17,900
Securities lending transactions, gross	4,200	7,100
Securities lending transactions, offsetting	(600)	(2,300)
Securities lending transactions, net	3,600	4,800
Obligation to return securities received as collateral, at fair value, gross	39,400	37,000
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	39,400	37,000
Total subject to enforceable master netting agreements, gross	85,900	93,500
Total subject to enforceable master netting agreements, offsetting	(23,100)	(33,800)
Total subject to enforceable master netting agreements, net	62,800	59,700
Total not subject to enforceable master netting agreements	3,500	4,900
Total, gross	89,400	98,400
Total, net	66,300	64,600
of which reported at fair value	14,828	15,262
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,300	9,600
Derivatives, financial instruments	1,400	2,100
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	9,900	7,500
Securities sold under repurchase agreements, net	19,800	17,900
Securities sold under repurchase agreements, financial instruments	19,700	17,900
Securities sold under repurchase agreements, cash collateral received/pledged	100	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	3,600	4,800
Securities lending transactions, financial instruments	3,200	4,400
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	400	400
Obligation to return securities received as collateral, at fair value, net	39,400	37,000
Obligation to return securities received as collateral, financial instruments	34,300	32,700
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	5,100	4,300
Total financial liabilities subject to enforceable master netting agreements, net	74,100	69,300
Total financial liabilities subject to enforceable master netting agreements, financial instruments	58,600	57,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	15,400	12,200
Bank | Trading liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	15,200	14,700
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	100
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(23,100)	(33,800)
Total, gross	47,700	60,300
Total, net	24,600	26,500
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	41,700	38,100
Total, net	41,700	38,100
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,600	5,800
Offsetting	(5,800)	(5,400)
Total net derivatives subject to enforceable master netting agreements	800	400
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	400
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	107,600	131,200
Offsetting	(99,100)	(122,400)
Total net derivatives subject to enforceable master netting agreements	8,500	8,800
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,500	8,800
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,500	10,000
Offsetting	(12,500)	(9,600)
Total net derivatives subject to enforceable master netting agreements	2,000	400
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,000	400
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	65,800	81,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,800	1,800
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	60,700	79,000
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300	200
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	31,400	34,800
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	31,200	34,600
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,500	21,800
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,300	12,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	14,200	9,800
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,500	8,500
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,600	3,800
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,900	4,700
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	500	900
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 500	SFr 900